FINANCIAL STATEMENT SCHEDULE I (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL STATEMENT SCHEDULE I
Schedule of CONDENSED BALANCE SHEETS

	December 31,
	2023	2024
ASSETS
Current assets:
Cash and cash equivalents	$218,841	$299,576
Total current assets	218,841	299,576
Investments in subsidiaries	4,632,501	4,062,484
TOTAL ASSETS	$4,851,342	$4,362,060

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$89,435	$868
Total current liabilities	89,435	868
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2023 and 2024; 415,330,312 shares issued and 328,513,282 shares outstanding as of December 31, 2023; 421,521,162 shares issued and 333,759,632 shares outstanding as of December 31, 2024)	41	42
Additional paid-in capital	2,340,084	2,408,799
Retained earnings	3,328,388	2,983,173
Accumulated other comprehensive loss	(293,997)	(413,210)
Treasury shares, at cost (86,817,030 shares as of December 31, 2023; 87,761,530 shares as of December 31, 2024)	(612,609)	(617,612)
Total shareholders’ equity	4,761,907	4,361,192
TOTAL LIABILITIES AND EQUITY	$4,851,342	$4,362,060

Schedule of CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

	Year ended December 31,
	2022	2023	2024
Operating expenses:
General and administrative	$(295,431)	$(142,232)	$(78,470)
Total operating expenses	(295,431)	(142,232)	(78,470)
Loss from operations	(295,431)	(142,232)	(78,470)
Interest income, net	144	3,835	9,766
Income tax (expense) benefit	(79,945)	(9,020)	88,965
Net (loss) income before share of results of subsidiaries	(375,232)	(147,417)	20,261
Equity in earnings (losses) of subsidiaries	2,195,033	576,962	(365,476)
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	$1,819,801	$429,545	$(345,215)

Other comprehensive loss:
Foreign currency translation adjustments, net of tax of nil	(252,800)	(119,511)	(118,750)
Total other comprehensive loss	(252,800)	(119,511)	(118,750)
Comprehensive income (loss)	$1,567,001	$310,034	$(463,965)

Schedule of CONDENSED STATEMENT OF CASH FLOWS

	Year ended December 31,
	2022	2023	2024
OPERATING ACTIVITIES
Net cash provided by operating activities	124,048	702,391	85,681
FINANCING ACTIVITIES
Proceeds from bank borrowings	—	140,000	—
Repayment of bank borrowings	—	(140,000)	—
Proceeds from options exercised	995	4	57
Payments for repurchase of common shares	(124,929)	(485,931)	(5,003)
Net cash used in financing activities	(123,934)	(485,927)	(4,946)
NET INCREASE IN CASH AND CASH EQUIVALENTS	114	216,464	80,735
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	2,263	2,377	218,841
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$2,377	$218,841	$299,576